Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Dec. 31, 2021
Other commitments
Maturity less than 1 year	SFr 29,767	SFr 28,342
Maturity greater than 1 year	97,510	99,991
Total gross amount	127,277	128,333
Total net amount	122,982	123,745
Collateral received	57,516	59,041
Unused revocable credit limits	139,405	143,992
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,069	4,796
Maturity greater than 1 year	41	116
Total gross amount	5,110	4,912
Total net amount	4,781	4,602
Collateral received	3,153	2,801
Loan commitments
Other commitments
Maturity less than 1 year	24,326	22,959
Maturity greater than 1 year	97,182	99,600
Total gross amount	121,508	122,559
Total net amount	117,542	118,281
Collateral received	54,120	55,766
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	239	466
Maturity greater than 1 year	0	0
Total gross amount	239	466
Total net amount	239	466
Collateral received	239	466
Other commitments
Other commitments
Maturity less than 1 year	133	121
Maturity greater than 1 year	287	275
Total gross amount	420	396
Total net amount	420	396
Collateral received	4	8
Bank
Other commitments
Maturity less than 1 year	29,767	28,342
Maturity greater than 1 year	97,510	99,991
Total gross amount	127,277	128,333
Total net amount	122,982	123,745
Collateral received	57,516	59,041
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,069	4,796
Maturity greater than 1 year	41	116
Total gross amount	5,110	4,912
Total net amount	4,781	4,602
Collateral received	3,153	2,801
Bank | Loan commitments
Other commitments
Maturity less than 1 year	24,326	22,959
Maturity greater than 1 year	97,182	99,600
Total gross amount	121,508	122,559
Total net amount	117,542	118,281
Collateral received	54,120	55,766
Unused revocable credit limits	139,485	144,079
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	239	466
Maturity greater than 1 year	0	0
Total gross amount	239	466
Total net amount	239	466
Collateral received	239	466
Bank | Other commitments
Other commitments
Maturity less than 1 year	133	121
Maturity greater than 1 year	287	275
Total gross amount	420	396
Total net amount	420	396
Collateral received	SFr 4	SFr 8